Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-Based Payment Arrangements [Abstract]
Changes in number and exercise prices of other equity instruments	SARs and TSARs units outstanding at December 31, 2020 and 2019 are as follows:

	SARs		TSARs

	Number of units	Exercise price USD	Number of units	Exercise price USD
Outstanding at December 31, 2018	896,883	$51.27	1,447,301	$51.24
Granted	29,320	57.60	294,680	56.70
Exercised	(39,662)	37.25	(45,769)	37.08
Cancelled	(29,134)	54.72	(34,885)	53.38
Outstanding at December 31, 2019	857,407	$52.02	1,661,327	$52.55
Granted	96,160	29.27	761,050	29.27
Exercised	(20,635)	34.59	(1,900)	34.59
Cancelled	(31,660)	58.13	(5,967)	58.38
Expired	(60,500)	38.24	(74,020)	38.24
Outstanding at December 31, 2020	840,772	$50.61	2,340,490	$45.43
Deferred, restricted and performance share units (old plan and new plan) outstanding as at December 31, 2020 and 2019 are as follows:

	Number of deferred share units	Number of restricted share units	Number of performance share units (old plan)	Number of performance share units (new plan)
Outstanding at December 31, 2018	209,092	17,361	579,778	—
Granted	14,158	79,240	—	134,930
Performance factor impact on redemption[1]	—	—	132,215	—
Granted in lieu of dividends	4,031	2,840	9,909	4,464
Redeemed	(137,515)	(15,428)	(396,635)	—
Cancelled	—	(845)	(21,822)	(1,356)
Outstanding at December 31, 2019	89,766	83,168	303,445	138,038
Granted	29,393	154,460	—	301,090
Performance factor impact on redemption[1]	—	—	(117,674)	—
Granted in lieu of dividends	3,788	7,326	4,529	13,597
Redeemed	—	(7,713)	(39,612)	(1,842)
Cancelled	—	(8,369)	(3,887)	(7,713)
Outstanding at December 31, 2020	122,947	228,872	146,801	443,170
[1]     Performance share units granted prior to 2019 have a feature where the ultimate number of units that vest are adjusted by a performance factor of the original grant as determined by the Company's total shareholder return in relation to a predetermined target over the period to vesting. These units relate to performance share units redeemed in the quarter ended March 31, 2019, and the quarter ended March 31, 2020.

Number and weighted average remaining contractual life of SARs and TSARs outstanding and exercisable	Information regarding the SARs and TSARs outstanding as at December 31, 2020 is as follows:

	Units outstanding at December 31, 2020			Units exercisable at December 31, 2020

Range of exercise prices	Weighted average remaining contractual life (years)	Number of units outstanding	Weighted average exercise price	Number of units exercisable	Weighted average exercise price
SARs
$29.27 to $35.51	3.62	260,071	$32.62	163,911	$34.59
$45.40 to $50.17	3.11	125,784	50.15	125,784	50.15
$54.65 to $78.59	1.86	454,917	61.01	397,516	61.77
	2.59	840,772	$50.61	687,211	$53.16
TSARs
$29.27 to $35.51	5.02	1,067,987	$30.80	306,937	$34.59
$45.40 to $50.17	3.33	311,184	49.84	296,637	50.05
$54.65 to $78.59	3.06	961,319	60.27	674,907	61.74
	3.99	2,340,490	$45.43	1,278,481	$52.51

SARs and TSARs outstanding and exercisable by range of exercise prices	Information regarding the SARs and TSARs outstanding as at December 31, 2020 is as follows:

	Units outstanding at December 31, 2020			Units exercisable at December 31, 2020

Range of exercise prices	Weighted average remaining contractual life (years)	Number of units outstanding	Weighted average exercise price	Number of units exercisable	Weighted average exercise price
SARs
$29.27 to $35.51	3.62	260,071	$32.62	163,911	$34.59
$45.40 to $50.17	3.11	125,784	50.15	125,784	50.15
$54.65 to $78.59	1.86	454,917	61.01	397,516	61.77
	2.59	840,772	$50.61	687,211	$53.16
TSARs
$29.27 to $35.51	5.02	1,067,987	$30.80	306,937	$34.59
$45.40 to $50.17	3.33	311,184	49.84	296,637	50.05
$54.65 to $78.59	3.06	961,319	60.27	674,907	61.74
	3.99	2,340,490	$45.43	1,278,481	$52.51

Weighted average assumptions of outstanding SARs and TSARs	The fair value of each outstanding SARs and TSARs grant was estimated on December 31, 2020 and 2019 using the Black-Scholes option pricing model with the following weighted average assumptions:

	2020	2019
Risk-free interest rate	0.1%	1.6%
Expected dividend yield	0.3%	3.7%
Expected life of SARs and TSARs (years)	1.6	1.2
Expected volatility	60%	38%
Expected forfeitures	0.0%	0.1%
Weighted average fair value (USD per share)	$13.36	$3.03

Changes in stock options issued
Common shares reserved for outstanding incentive stock options as at December 31, 2020 and 2019 are as follows:

	Number of stock options	Weighted average exercise price
Outstanding at December 31, 2018	198,221	$48.55
Granted	7,410	57.60
Exercised	(2,700)	31.73
Cancelled	(2,300)	52.31
Outstanding at December 31, 2019	200,631	$49.07
Granted	15,440	$29.27
Exercised	(5,900)	34.59
Cancelled	(5,600)	58.96
Expired	(31,320)	38.24
Outstanding at December 31, 2020	173,251	$49.44

Stock options outstanding and exercisable by range of exercise prices
Information regarding the stock options outstanding as at December 31, 2020 is as follows:

	Options outstanding at December 31, 2020			Options exercisable at December 31, 2020

Range of exercise prices	Weighted average remaining contractual life (years)	Number of stock options outstanding	Weighted average exercise price	Number of stock options exercisable	Weighted average exercise price
Options
$29.27 to $35.51	3.14	63,307	$33.29	47,867	$34.59
$45.40 to $50.17	3.17	24,034	50.17	24,034	50.17
$54.65 to $78.59	1.89	85,910	61.13	74,402	61.94
	2.53	173,251	$49.44	146,303	$51.06

Number and weighted average remaining contractual life of stock options outstanding and exercisable
Information regarding the stock options outstanding as at December 31, 2020 is as follows:

	Options outstanding at December 31, 2020			Options exercisable at December 31, 2020

Range of exercise prices	Weighted average remaining contractual life (years)	Number of stock options outstanding	Weighted average exercise price	Number of stock options exercisable	Weighted average exercise price
Options
$29.27 to $35.51	3.14	63,307	$33.29	47,867	$34.59
$45.40 to $50.17	3.17	24,034	50.17	24,034	50.17
$54.65 to $78.59	1.89	85,910	61.13	74,402	61.94
	2.53	173,251	$49.44	146,303	$51.06